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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

         THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 15, 2008.

          Report for the Calendar Year of Quarter Ended: June 30, 2007

                 Check here if Amendment [X]; Amendment Number: 1

                This Amendment (Check only one.):
                 [ ] is a restatement.
                 [X] adds new holdings entries.

                 Institutional Investment Manager Filing this Report:
                         Noonday Asset Management, L.P.
                              227 West Trade Street
                                   Suite 2140
                               Charlotte, NC 28202

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-11402


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132






                               /s/ Mark C. Wehrly
                             ----------------------
                            San Francisco, California
                                February 14, 2008



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page


                                 Report Summary

                        Number of Other Included Managers

                                        3

                    Form 13 F Information Table Entry Total:

                                        1

                    Form 13 F Information Table Value Total:

                             $352,376 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name:  Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

No. 3
Form 13F File Number: 028-11404
Name:  Noonday G.P. (U.S.), L.L.C.

                                                                  FORM 13F INFORMATION TABLE

Column 1                     Column 2         Column 3  Column 4     Column 5             Column 6 Column 7 Column 8
                                                         VALUE       SHARES/     SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT     PRN CALL DSCRETN  MANAGERS SOLE  SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

TXU CORP                     COM              873168108   352,376    5,235,900   SH        OTHER    01-03         5,235,900